Putnam Investments

100 Federal Street

Boston, MA 02110

July 20, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:      Putnam Asset Allocation Funds, (Investment Company Act File No. 811-07121)—Registration Statement on Form N-14.

Dear Sir or Madam:

Enclosed for filing on behalf of Putnam Multi-Asset Income Fund (the “Fund”), a series of Putnam Asset Allocation Funds, is a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to the merger of Putnam Multi-Asset Absolute Return Fund into the Fund.

No registration fee is being paid at the time of filing because the Fund has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares of the Fund.

The Registration Statement is proposed to become effective on August 20, 2022, pursuant to Rule 488 under the Securities Act of 1933, as amended.

I may be reached at 1-617-760-2577, to discuss this matter further. Thank you in advance for your assistance.

Very truly yours,

/s/ Venice Monagan

Venice Monagan

Enclosure

cc: James Thomas, Ropes & Gray LLP

Bryan Chegwidden, Ropes & Gray LLP

Yana Guss, Ropes & Gray LLP

Peter Fariel, Esquire, Putnam Investments